                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

This Report relates to the Due Period ending April 25, 2014 and the related
Payment Dates for the Notes.

A.   Information Regarding the Master Trust portfolio
     -------------------------------------------------

1. Portfolio Yield for the Collateral Certificate .........            15.12%

       Yield Component  ...................................            17.71%

       Credit Loss Component  .............................             2.59%

2. New Purchase Rate  .....................................            23.96%

3. Total Payment Rate  ....................................            24.75%

4. Principal Payment  Rate  ................................           23.96%

5. Aggregate Amount of Receivables in the Trust :

     Principal Receivables Beginning of Due Period  ......  $  48,996,035,567

     Principal Receivables Average  ......................  $  48,902,454,172

     Principal Receivables Lump Sum Addition/(Removal) ...  $               0

     Principal Receivables End of Due Period  ............  $  48,965,319,154

     Finance Charge Receivables - End of Due Period  .....  $     547,071,574

6. Delinquencies (1)

       Current  ..........................................  $  47,925,691,936
         5-34 days delinquent  ...........................  $     827,118,480
        35-64 days delinquent  ...........................  $     217,980,437
        65-94 days delinquent  ...........................  $     175,891,068
       95-124 days delinquent  ...........................  $     137,723,066
      125-154 days delinquent  ...........................  $     117,281,875
      155-184 days delinquent  ...........................  $     109,833,394

      Current  ...........................................             96.79%
         5-34 days delinquent  ...........................              1.67%
        35-64 days delinquent  ...........................              0.44%
        65-94 days delinquent  ...........................              0.36%
       95-124 days delinquent  ...........................              0.28%
      125-154 days delinquent  ...........................              0.24%
      155-184 days delinquent  ...........................              0.22%
(1)Shown are (i) the aggregate dollar amount of Receivables that were current or were delinquent for each of the time periods listed and (ii) that were current or were delinquent for each of the time periods listed as a percentage of the aggregate dollar amount of Receivables. Accounts and the related
Receivables are serviced on multiple servicing platforms. Delinquency data shown for Receivables related to some Accounts is as of the last business day of the same month as the last day of the Due Period and delinquency data shown for Receivables related to other Accounts is as of the last full weekend of the same month as the last day of the Due Period. Thus, the dollar amounts and percentages of Receivables that were current or were delinquent for each of the time periods listed includes aggregated amounts as of more than one date, including the aggregate dollar amount of Receivables used to determine the percentages shown.

                                      Page 1
                         CITIBANK, N.A.

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

                                                            Current Due        Current Due
                                                            Period on an       Period on a
                                                            Actual Basis (1)   Standard Basis (1)
B. Information Regarding the Collateral Certificate
   -------------------------------------------------
  (Percentage Basis)

  1. Portfolio Yield                                             15.12%             15.12%
  2. Weighted Average Interest Rate (2)                           1.59%              1.59%
  3. Weighted Average Investor Fee Rates
         Fixed Servicing Fee                                      0.37%              0.37%
         Others                                                   0.00%              0.00%
  4. Surplus Finance Charge Collections                          13.16%             13.16%
  5. Surplus Finance Charge Collections For
     Purposes of Funding Class C Reserve Account                 12.70%             12.70%
  6. Required Surplus Finance Charge Amount                       0.00%              0.00%
  7. Aggregate Surplus Finance Charge Amount                     13.16%             13.16%
     minus Required Surplus Finance Charge Amount

C1. Information Regarding the Collateral Certificate
    ------------------------------------------------
  (Dollars Basis)

  1. Total Investor Collections                        $ 9,329,503,660                  $ 9,329,503,660
         Principal Collections                         $ 8,795,935,660                  $ 8,795,935,660
         Finance Charge Collections                    $   533,568,000                  $   533,568,000
  2. Investor Default Amount                           $    77,958,847                  $    77,958,847
  3. Targeted Deposit to Interest Funding Account (3)  $    48,951,081                  $    48,951,081
  4. Investor Monthly Fees
         Fixed Servicing Fees                          $    11,317,354                  $    11,317,354
         Others                                        $             0                  $             0
  5. Surplus Finance Charge Collections                $   395,340,718                  $   395,340,718
  6. Required Surplus Finance Charge Collections       $             0                  $             0
  7. Aggregate Surplus Finance Charge Amount           $   395,340,718                  $   395,340,718
     minus Required Surplus Finance Charge Amount

(1)  Values for "Current Due Period on an Actual Basis" reflect, in the case of a first due period close of a tranche of Notes, activity from the close date until the first due period end, or, as in the case of Targeted Deposit to Interest Funding Account and certain fees, until the first Monthly Interest Date. Values for
     "Current Due Period on a Standard Basis" reflect activity for the entire current period, as if all Notes had already been outstanding prior to the first day of such period.
     All percents are based on actual cash revenue or expense for the period, converted to an annualized percent using day count appropriate for the item, either 30/360, actual/360, or actual/actual.
     Depending on the item, cash expenses may accrue
     from March 27, 2014 to April 25, 2014, 30 days, or
     April 7 , 2014 to May 6 , 2014, 30 days (standard basis).
(2)  Defined in the definition section of the Indenture
(3)  Referenced in sections 501 and 503 of the Indenture

                                      Page 2
                         CITIBANK, N.A.

==============================================================================
  CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

C2. Information Regarding the Series 2009 Credit Card Participation Certificate*
   ----------------------------------------------------------------------------
   1. Series 2009 Invested Amount as of the end of the Due Period** . $2,814,772,718
   2. Required Subordinated Amount as of the end of the Due Period**  $2,814,772,718
   3. Series 2009 Reallocated Principal Collections for the current
      Due Period*** ................................................. $            0
   4. Series 2009 Reallocated Principal Collections for all prior Due
      Periods ....................................................... $            0

*    The Series 2009 Credit Card Participation Certificate, issued on May 1, 2009, provides credit enhancement to the Collateral Certificate. For more information, see Form 8-Ks filed with the
     SEC on May 5, 2009 and July 10, 2012 by Citibank Credit Card Issuance Trust.

**   The Series 2009 Invested Amount and Required Subordinated Amount are variable, and each amount currently equals 7.66865% of the Invested Amount of the Collateral Certificate.

***  This amount is included in Finance Charge Collections for the Collateral Certificate. See Section
     C1, line item 1 on Preceding Page.

                                      Page 3
                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================
D. Information Regarding Notes of Citiseries
   ----------------------------------------------------
   (Aggregate Basis)

  1a.  Class A Outstanding Dollar Principal Amount   ............   $31,940,931,344
       For all Classes except Class 2001-A3 (Dakota) ............   $31,940,931,344
       For Class 2001-A3 (Dakota) ...............................   $             0
  1b.  Class B Outstanding Dollar Principal Amount   ............   $ 1,943,000,000
  1c.  Class C Outstanding Dollar Principal Amount   ............   $ 2,611,000,000
  2a.  Targeted Deposit to Class A Interest Funding Account .....   $    45,180,369
  2b.  Targeted Deposit to Class B Interest Funding Account .....   $     1,142,848
  2c.  Targeted Deposit to Class C Interest Funding Account .....   $     2,627,864
  3a.  Balance in the Class A Interest Funding Account  .........   $   150,904,166
  3b   Balance in the Class B Interest Funding Account  .........   $     1,142,848
  3c   Balance in the Class C Interest Funding Account  .........   $     2,971,614
  4a.  Targeted Deposit to Class A Principal Funding Account ....   $             0
  4b.  Targeted Deposit to Class B Principal Funding Account ....   $    90,000,000
  4c.  Targeted Deposit to Class C Principal Funding Account ....   $   120,000,000
  5a.  Balance in the Class A Principal Funding Account  ........   $             0
  5b.  Balance in the Class B Principal Funding Account  ........   $             0
  5c.  Balance in the Class C Principal Funding Account  ........   $             0
  6.   Targeted  Deposit to Class C Reserve Account .............   $             0
  7.   Balance in the Class C Reserve Account  ..................   $             0

   Data Applicable to all Classes Except 2001-A3 (Dakota)
   -------------------------------------------------------
  8a.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class B Notes  ............   $ 1,910,997,175
  8b.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           5.98291%
  8c.  Maximum enhancement amount available to
       Outstanding Class A Notes from Class C Notes  ............   $ 2,547,995,169
  8d.  As a Percentage of Class A Outstanding
       Dollar Principal Amount  .................................           7.97721%
  8e.  Maximum enhancement amount available to
       Outstanding Class B Notes from Class C Notes  ............   $ 2,710,666,599
  8f.  As a Percentage of Class B Outstanding
       Dollar Principal Amount  .................................         133.33333%

   Data Applicable only to Class 2001-A3 (Dakota)
   -------------------------------------------------------
  9a.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class C Notes  .........   $             0
  9b.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%
  9c.  Maximum enhancement amount available to Outstanding
       Class 2001-A3 Notes (Dakota) from Class B Notes  .........   $             0
  9d.  As a Percentage of Class 2001-A3 Notes (Dakota)
       Outstanding Dollar Principal Amount  .....................                 0%

                                      Page 4
                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================
   Data Applicable to all Classes
   -------------------------------
   10a. Reduction in the Class A Nominal Liquidation
        Amount resulting from an allocation
        of Investor Charge-Offs  ................................   $            0
   10b. Reduction in the Class B Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A Notes  ...........   $            0
   10c. Reduction in the Class C Nominal Liquidation
        Amount resulting from an allocation of Investor
        Charge-Offs or a reallocation of Principal
        Collections to pay interest on Class A or Class B Notes .   $            0
   11a. Reimbursement of Class A Nominal Liquidation Amount  ....   $            0
   11b. Reimbursement of Class B Nominal Liquidation Amount  ....   $            0
   11c. Reimbursement of Class C Nominal Liquidation Amount  ....   $            0

E. Information Regarding Distributions to Noteholders of Citiseries
   ----------------------------------------------------------------
   (Aggregate Basis)
   1a. The total amount of the distribution to Class A Noteholders
       on the applicable Payment Dates  .........................   $   22,632,933
   1b. The total amount of the distribution to Class B Noteholders
       on the applicable Payment Dates  .........................   $   91,142,848
   1c. The total amount of the distribution to Class C Noteholders
       on the applicable Payment Dates  .........................   $  122,284,114
   2a. The amount of the distribution set forth in item 1(a) above
       in respect of principal on the Class A Notes      ........   $            0
   2b. The amount of the distribution set forth in item 1(b) above
       in respect of principal on the Class B Notes      ........   $   90,000,000
   2c. The amount of the distribution set forth in item 1(c) above
       in respect of principal on the Class C Notes      ........   $  120,000,000
   3a. The amount of the distribution set forth in item 1(a) above
       in respect of interest on the Class A Notes       ........   $   22,632,933
   3b. The amount of the distribution set forth in item 1(b) above
       in respect of interest on the Class B Notes       ........   $    1,142,848
   3c. The amount of the distribution set forth in item 1(c) above
       in respect of interest on the Class C Notes       ........   $    2,284,114
   4a. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class A Notes exceeds
       the Class A Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4b. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class B Notes exceeds
       the Class B Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
   4c. The amount, if any, by which the Adjusted Outstanding
       Dollar  Principal Amount of the Class C Notes exceeds
       the Class C Nominal Liquidation Amount as of the Record
       Date with respect to the applicable Payment Dates   ......   $            0
                                      Page 5
                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

F. Information Regarding Notes of Citiseries
   -------------------------------------------------------------------------------------------------------
  (The information reported is for the Due Period ending April 25, 2014 and giving effect to all deposits, allocations, reallocations and payments to be made in the month after the end of this Due Period.)
  -------------------------------------------------------------------------------------------------------

   (Individual Tranche Basis)

1a. Outstanding Dollar Principal Amount, Interest Payments and Deposits to
    Interest Funding Sub-Accounts

  Class/          Outstanding        Monthly        Targeted       Actual        Cumulative     Interest        Interest
  Tranche         Dollar             Accretion      Deposit to     Deposit to    Shortfall      Funding         Payment
                  Principal                         the            the           In Interest    Sub-Account     On Payment
                  Amount                            Interest       Interest      Funding        Balance(2)      Date(3)
                                                    Funding        Funding       Sub-Account
                                                    Account(1)     Account
--------------- ------------------- -------------- -------------- -------------- -------------- -------------- ---------------
Class 2002-A4        603,850,000.00           0.00     202,541.35     202,541.35           0.00           0.00     202,541.35
Class 2003-A7        650,000,000.00           0.00     230,208.33     230,208.33           0.00   8,991,666.68           0.00
Class 2004-A8        750,000,000.00           0.00     199,133.33     199,133.33           0.00  15,312,500.00           0.00
Class 2005-A1        338,581,344.17           0.00      74,346.82      74,346.82           0.00           0.00     218,084.01
Class 2005-A2        875,000,000.00           0.00     206,033.33     206,033.33           0.00   7,072,916.66           0.00
Class 2005-A5        200,000,000.00           0.00      41,083.33      41,083.33           0.00   3,791,666.65           0.00
Class 2005-A9        500,000,000.00           0.00     113,623.61     113,623.61           0.00           0.00  12,750,000.00
Class 2005-C1         75,000,000.00           0.00     343,750.00     343,750.00           0.00     687,500.00           0.00
Class 2005-C2        175,000,000.00           0.00      99,827.29      99,827.29           0.00           0.00      99,827.29
Class 2006-A3        750,000,000.00           0.00   3,312,500.00   3,312,500.00           0.00   6,625,000.00           0.00
Class 2006-A7      1,000,000,000.00           0.00   4,463,858.33   4,463,858.33           0.00     480,768.05           0.00
Class 2006-A8      1,000,000,000.00           0.00   4,171,666.67   4,171,666.67           0.00     222,041.67           0.00
Class 2007-A11     1,143,500,000.00           0.00     711,917.69     711,917.69           0.00           0.00     711,917.69
Class 2007-A3        665,000,000.00           0.00     247,047.50     247,047.50           0.00  17,040,625.00           0.00
Class 2007-A4         15,000,000.00           0.00       6,041.88       6,041.88           0.00      11,882.36           0.00
Class 2007-A8      1,750,000,000.00           0.00   8,239,583.33   8,239,583.33           0.00  16,479,166.66           0.00
Class 2007-A9        500,000,000.00           0.00     280,622.22     280,622.22           0.00           0.00     280,622.22
Class 2008-A1        900,000,000.00           0.00   4,012,500.00   4,012,500.00           0.00  12,037,500.00           0.00
Class 2008-A2      1,850,000,000.00           0.00   2,007,558.33   2,007,558.33           0.00           0.00   2,007,558.33
Class 2008-A6      1,150,000,000.00           0.00   1,252,477.78   1,252,477.78           0.00           0.00   1,252,477.78
Class 2008-A7        450,000,000.00           0.00     553,537.50     553,537.50           0.00           0.00     553,537.50
Class 2009-A4        650,000,000.00           0.00   2,654,166.67   2,654,166.67           0.00  13,270,833.35           0.00
Class 2012-A1        500,000,000.00           0.00     229,166.67     229,166.67           0.00     229,166.67           0.00
Class 2013-A1      1,750,000,000.00           0.00     404,731.25     404,731.25           0.00           0.00     404,731.25
Class 2013-A10       700,000,000.00           0.00     425,833.33     425,833.33           0.00   1,277,499.99           0.00
Class 2013-A11       700,000,000.00           0.00     228,958.33     228,958.33           0.00           0.00     228,958.33
Class 2013-A12     1,125,000,000.00           0.00     437,203.13     437,203.13           0.00           0.00   1,297,035.94
Class 2013-A2        750,000,000.00           0.00     297,206.25     297,206.25           0.00           0.00     297,206.25
Class 2013-A3        875,000,000.00           0.00     809,375.00     809,375.00           0.00   3,237,500.00           0.00
Class 2013-A4        925,000,000.00           0.00     485,262.71     485,262.71           0.00           0.00     485,262.71
Class 2013-A5        900,000,000.00           0.00     249,397.50     249,397.50           0.00           0.00     249,397.50
Class 2013-A6      1,300,000,000.00           0.00   1,430,000.00   1,430,000.00           0.00   2,860,000.00           0.00
Class 2013-A7      1,925,000,000.00           0.00     993,128.89     993,128.89           0.00           0.00     993,128.89
Class 2013-A8        600,000,000.00           0.00     160,213.33     160,213.33           0.00           0.00     160,213.33
Class 2013-A9        250,000,000.00           0.00     775,000.00     775,000.00           0.00   1,550,000.00           0.00
Class 2013-B3                  0.00           0.00      37,314.75      37,314.75           0.00           0.00      37,314.75
Class 2013-B4        210,000,000.00           0.00     115,942.75     115,942.75           0.00           0.00     115,942.75
Class 2013-B5         23,000,000.00           0.00      13,081.25      13,081.25           0.00           0.00      13,081.25
Class 2013-B6        880,000,000.00           0.00     515,166.67     515,166.67           0.00           0.00     515,166.67
Class 2013-C3                  0.00           0.00      82,753.00      82,753.00           0.00           0.00      82,753.00
Class 2013-C4        280,000,000.00           0.00     239,290.33     239,290.33           0.00           0.00     239,290.33
Class 2013-C5         31,000,000.00           0.00      25,897.92      25,897.92           0.00           0.00      25,897.92
Class 2013-C6        370,000,000.00           0.00     321,437.50     321,437.50           0.00           0.00     321,437.50
Class 2014-A1      1,550,000,000.00           0.00   3,720,000.00   3,720,000.00           0.00  14,508,000.00           0.00
Class 2014-A2      1,500,000,000.00           0.00   1,275,000.00   1,275,000.00           0.00   3,272,500.00           0.00
Class 2014-A3        850,000,000.00           0.00     279,444.58     279,444.58           0.00           0.00     540,259.52
Class 2014-B1        640,000,000.00           0.00     347,733.33     347,733.33           0.00           0.00     347,733.33
Class 2014-B2        190,000,000.00           0.00     113,608.92     113,608.92           0.00           0.00     113,608.92
Class 2014-C1        680,000,000.00           0.00     596,133.33     596,133.33           0.00           0.00     596,133.33
Class 2014-C2      1,000,000,000.00           0.00     918,775.00     918,775.00           0.00           0.00     918,775.00
Total             36,494,931,344.17           0.00  48,951,081.01  48,951,081.01           0.00 128,958,733.74  26,059,894.64

(1) Referenced in sections 501 and 503 of the Indenture
(2) The Interest Funding Sub-Account Balance reflects the Trust Targeted Deposit to the Interest
    Funding Account and net settlement of any U.S. dollar-denominated swap.
(3) For Notes denominated in US dollars this column represents the Note coupon payment to investors on the related Payment Date. For Notes not denominated in U.S. dollars this column represents the currency swap payment to the counterparty on the related Swap Payment Date.
                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

1b. Outstanding Dollar Principal Amount and Investor Interest Payments

  Class/            Outstanding  Investor    Investor        Payment  Monthly  Investor's   Investor's    SWAP  Expected   Legal
  Tranche           Dollar       Interest    Interest        Date(1)  Interest  Current     Interest      Yes/  Principal Maturity
                    Principal     Rate         PMT                    Accrual   Period      PMT On Pmt     No   Payment    Date
                    Amount       Fixed/      Frequency                Period   Interest      Date (2)            Date
                                 Floating                               (3)      Rate
-------------- ----------------- -------- ------------------ -------- -------- ---------- --------------- ---- ---------- ----------
Class 2002-A4     603,850,000.00 Floating Monthly                   7 7  - 7      0.40250      202,541.35 No   06/09/2014 06/07/2016
Class 2003-A7     650,000,000.00 Fixed    Jan, Jul                  7 7  - 7      4.15000            0.00 Yes  07/07/2015 07/07/2017
Class 2004-A8     750,000,000.00 Fixed    Jun, Dec                 10 10 - 10     4.90000            0.00 Yes  12/10/2014 12/12/2016
Class 2005-A2     875,000,000.00 Fixed    Mar, Sep                 10 10 - 10     4.85000            0.00 Yes  03/10/2015 03/10/2017
Class 2005-A5     200,000,000.00 Fixed    Jun, Dec                 20 20 - 20     4.55000            0.00 Yes  06/22/2015 06/20/2017
Class 2005-A9     500,000,000.00 Fixed    May, Nov                 20 20 - 20     5.10000   12,750,000.00 Yes  11/20/2015 11/20/2017
Class 2005-C1      75,000,000.00 Fixed    Mar, Sep                 24 24 - 24     5.50000            0.00 No   03/24/2015 03/24/2017
Class 2005-C2     175,000,000.00 Floating Monthly                  24 24 - 27     0.62230       99,827.29 No   03/24/2015 03/24/2017
Class 2006-A3     750,000,000.00 Fixed    Mar, Sep                 15 15 - 15     5.30000            0.00 No   03/15/2016 03/15/2018
Class 2006-A7   1,000,000,000.00 Floating Mar, Jun, Sep, Dec       15 15 - 15     0.29335            0.00 Yes  12/15/2016 12/17/2018
Class 2006-A8   1,000,000,000.00 Floating Apr, Jul, Oct, Jan       15 15 - 15     0.26645            0.00 Yes  12/15/2016 12/17/2018
Class 2007-A11  1,143,500,000.00 Floating Monthly                  10 10 - 12     0.70040      711,917.69 No   01/12/2015 01/10/2017
Class 2007-A3     665,000,000.00 Fixed    Jun, Dec                 15 15 - 15     6.15000            0.00 Yes  06/15/2037 06/15/2039
Class 2007-A4      15,000,000.00 Floating Sep, Dec, Mar, Jun       15 15 - 15     0.48335            0.00 No   06/15/2037 06/15/2039
Class 2007-A8   1,750,000,000.00 Fixed    Mar, Sep                 20 20 - 20     5.65000            0.00 No   09/20/2017 09/20/2019
Class 2007-A9     500,000,000.00 Floating Monthly                  17 17 - 19     0.63140      280,622.22 No   10/17/2017 10/17/2019
Class 2008-A1     900,000,000.00 Fixed    Feb, Aug                  7 7  - 7      5.35000            0.00 No   02/07/2018 02/07/2020
Class 2008-A2   1,850,000,000.00 Floating Monthly                  23 23 - 23     1.30220    2,007,558.33 No   01/23/2018 01/23/2020
Class 2008-A6   1,150,000,000.00 Floating Monthly                  20 21 - 20     1.35200    1,252,477.78 No   05/20/2015 05/22/2017
Class 2008-A7     450,000,000.00 Floating Monthly                  20 21 - 20     1.52700      553,537.50 No   05/21/2018 05/20/2020
Class 2009-A4     650,000,000.00 Fixed    Jun, Dec                 23 23 - 23     4.90000            0.00 No   06/23/2014 06/23/2016
Class 2012-A1     500,000,000.00 Fixed    April, October            7 7  - 7      0.55000            0.00 No   10/07/2015 10/10/2017
Class 2013-A1   1,750,000,000.00 Floating Monthly                  24 24 - 27     0.25230      404,731.25 No   04/24/2015 04/24/2017
Class 2013-A10    700,000,000.00 Fixed    February, August          7 7  - 7      0.73000            0.00 No   02/08/2016 02/07/2018
Class 2013-A11    700,000,000.00 Floating Monthly                   7 7  - 7      0.39250      228,958.33 No   02/08/2016 02/07/2018
Class 2013-A12  1,125,000,000.00 Floating Feb, May, Aug, Nov        7 7  - 7      0.46635    1,297,035.94 No   11/07/2016 11/07/2018
Class 2013-A2     750,000,000.00 Floating Monthly                  24 24 - 27     0.43230      297,206.25 No   05/24/2018 05/26/2020
Class 2013-A3     875,000,000.00 Fixed    January, July            22 22 - 22     1.11000            0.00 No   07/22/2016 07/23/2018
Class 2013-A4     925,000,000.00 Floating Monthly                  24 24 - 27     0.57230      485,262.71 No   07/24/2018 07/24/2020
Class 2013-A5     900,000,000.00 Floating Monthly                  24 24 - 27     0.30230      249,397.50 No   11/24/2014 11/25/2016
Class 2013-A6   1,300,000,000.00 Fixed    March, September          7 7  - 7      1.32000            0.00 No   09/07/2016 09/07/2018
Class 2013-A7   1,925,000,000.00 Floating Monthly                  10 10 - 12     0.58040      993,128.89 No   09/10/2018 09/10/2020
Class 2013-A8     600,000,000.00 Floating Monthly                  10 10 - 12     0.30040      160,213.33 No   12/10/2014 12/12/2016
Class 2013-A9     250,000,000.00 Fixed    March, September          7 7  - 7      3.72000            0.00 No   09/07/2023 09/08/2025
Class 2014-A1   1,550,000,000.00 Fixed    January, July            21 21 - 21     2.88000            0.00 No   01/21/2021 01/23/2023
Class 2014-A2   1,500,000,000.00 Fixed    February, August         22 22 - 22     1.02000            0.00 No   02/22/2017 02/22/2019
Class 2014-A3     850,000,000.00 Floating Monthly                   9 9  - 9      0.39451      540,259.52 No   05/09/2016 05/09/2018
Total          31,852,350,000.00                                                            22,514,675.88
------------------------------------------------------------------------------------------------------------------------------------
(1) If the Payment Date is not a Business Day, then the Payment Date will be the succeeding Business Day.
(2) The record date for payment of the notes is the last day of the month before the related payment date.
(3) For a newly issued class of notes, interest begins to accrue on the issuance date of that class.

2a. Principal Payments and Deposits to Principal Funding Sub-Accounts for all Deals except 2001-A3 (Dakota)

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Class 2013-B3        90,000,000.00      90,000,000.00               0.00               0.00      90,000,000.00
Class 2013-C3       120,000,000.00     120,000,000.00               0.00               0.00     120,000,000.00
Total               210,000,000.00     210,000,000.00               0.00               0.00     210,000,000.00

2b. Principal Payments and Deposits to Principal Funding Sub-Accounts for 2001-A3 (Dakota) only

  Class/Tranche      Targeted           Actual             Cumulative         Principal          Principal
                     Principal          Principal          Shortfall in       Funding            Payment On
                     Monthly            Monthly            Principal          Sub-Account        Payment Date
                     Deposit            Deposit            Funding            Balance
                                                           Sub-Account
--------------- ------------------ ------------------ ------------------ ------------------ ------------------
Nothing to report for this period.

                                      Page 6

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

3a. Funding the Class 'C' Reserve Sub-Accounts
    1) 3 Month Average Surplus Finance Charge Collections for purposes
       of Funding the Class C Reserve Sub-Accounts                                     13.31%

    2) Is the 3 Month Average Surplus Finance Charge Collections for
       purposes of Funding the Class C Reserve Sub-Accounts less than or equal
       to 4.50%                                                                           No

3b. Deposits to and Withdrawals from Class C Reserve Sub-Accounts
---------------------------------------------------------------------------------------------------------------

  Class/Tranche   Targeted        Class C           Actual          Withdrawals     Class C      Cumulative
                  Deposit to      Reserve           Deposit to      from Class C    Reserve      Shortfall in
                  Class C         Sub-Account       Class C         Reserve         Sub-Account  Class C
                  Reserve         Ending            Reserve         Sub-Account     Ending       Reserve
                  Sub-Account     Balance as of     Sub-Account                     Balance      Sub-Account
                                  Prior Due Period
---------------   ------------    ----------------  -------------   ------------    ------------ --------------
Nothing to report for this period.

                                      Page 7

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

3c. Actual Deposits by Source to Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------------------

  Class/Tranche   Surplus        Withdrawals          Total          Required            Total
                  Finance        Treated as Finance   Finance        Funding resulting   Actual
                  Charge         Charge Collections   Charge         From New            Deposits
                  Collections                         Collections    Issuance of Notes
---------------   -----------    ------------------   -----------    -----------------   ---------
Nothing to report for this period.

                                      Page 8

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

3d. Withdrawals from Class C Reserve Sub-Accounts
--------------------------------------------------------------------------------------

  Class/Tranche   Release of Funds   Release of funds in
                  In excess of       Class C Reserve                      Total
                  Targeted           Sub-Account                          Actual
                  Amount             Due to Maturity       Utilization    Withdrawals
---------------   ----------------   -------------------   -----------    ------------
Nothing to report for this period.

4. Maximum Enhancement Amount Available to Class A Notes; Class A Usage of
   Class B and Class C Subordinated Amounts

 Class/Tranche      Maximum            Maximum     Class A      Class A       Cumulative      Cumulative
                    Enhancement        Enhancement Usage of     Usage of      Class A         Class A
                    Amount             Amount      Class B      Class C       Usage of        Usage of
                    Available          Available   Subordinated Subordinated  Class B         Class C
                    from Class         from Class  Amount for   Amount for    Subordinated    Subordinated
                    B Notes            C Notes     this Due     this Due      Amount          Amount
                                                   Period       Period
--------------- ---------------- ---------------- ------------- ------------- ------------- --------------
Class 2002-A4      36,127,802.04    48,170,382.59
Class 2003-A7      38,888,915.00    51,851,865.00
Class 2004-A8      44,871,825.00    59,829,075.00
Class 2005-A1      20,257,017.10    27,009,344.85
Class 2005-A2      52,350,462.50    69,800,587.50
Class 2005-A5      11,965,820.00    15,954,420.00
Class 2005-A9      29,914,550.00    39,886,050.00
Class 2006-A3      44,871,825.00    59,829,075.00
Class 2006-A7      59,829,100.00    79,772,100.00
Class 2006-A8      59,829,100.00    79,772,100.00
Class 2007-A11     68,414,575.85    91,219,396.35
Class 2007-A3      39,786,351.50    53,048,446.50
Class 2007-A4         897,436.50     1,196,581.50
Class 2007-A8     104,700,925.00   139,601,175.00
Class 2007-A9      29,914,550.00    39,886,050.00
Class 2008-A1      53,846,190.00    71,794,890.00
Class 2008-A2     110,683,835.00   147,578,385.00
Class 2008-A6      68,803,465.00    91,737,915.00
Class 2008-A7      26,923,095.00    35,897,445.00
Class 2009-A4      38,888,915.00    51,851,865.00
Class 2012-A1      29,914,550.00    39,886,050.00
Class 2013-A1     104,700,925.00   139,601,175.00
Class 2013-A10     41,880,370.00    55,840,470.00
Class 2013-A11     41,880,370.00    55,840,470.00
Class 2013-A12     67,307,737.50    89,743,612.50
Class 2013-A2      44,871,825.00    59,829,075.00
Class 2013-A3      52,350,462.50    69,800,587.50
Class 2013-A4      55,341,917.50    73,789,192.50
Class 2013-A5      53,846,190.00    71,794,890.00
Class 2013-A6      77,777,830.00   103,703,730.00
Class 2013-A7     115,171,017.50   153,561,292.50
Class 2013-A8      35,897,460.00    47,863,260.00
Class 2013-A9      14,957,275.00    19,943,025.00
Class 2014-A1      92,735,105.00   123,646,755.00
Class 2014-A2      89,743,650.00   119,658,150.00
Class 2014-A3      50,854,735.00    67,806,285.00
Total           1,910,997,175.48 2,547,995,169.28

                                      Page 9

                         CITIBANK, N.A.

==============================================================================
   CITIBANK CREDIT CARD ISSUANCE TRUST / CITIBANK CREDIT CARD MASTER TRUST I
                    For the Due Period Ending April 25, 2014
==============================================================================

5. Maximum Enhancement Amount Available to Class B Notes; Class B Usage of
   Class C Subordinated Amounts

  Class/Tranche   Maximum Enhancement      Class B Usage of         Cumulative Class B
                  Amount Available from    Class C Subordinated     Usage of Class C
                  Class C Notes            Amount for this Due      Subordinated Amount
                                           Period
--------------- ------------------------ ------------------------ ------------------------
Class 2013-B3            119,999,997.00
Class 2013-B4            279,999,993.00
Class 2013-B5             30,666,665.90
Class 2013-B6          1,173,333,304.00
Class 2014-B1            853,333,312.00
Class 2014-B2            253,333,327.00
Total                  2,710,666,598.90

6. Reductions of and Reimbursements to Nominal Liquidation Amount

  Class/Tranche   Reduction       Reduction        Cumulative       Cumulative       Reimbursements
                  Resulting from  Resulting from   Reduction        Reduction        of prior
                  an Allocation   from a           Resulting from   Resulting from   reductions of
                  of Investor     Reallocation     an Allocation    an Reallocation  Nominal
                  Charge-offs     of Principal     of Investor      of Principal     Liquidation
                  for this Due    Collections      Charge-offs      Collections to   Amount for
                  Period          to pay           (net of          pay interest on  this Due
                                  interest on      Reimbursements)  senior classes   Period
                                  senior                            of Notes (net of
                                  classes of                        Reimbursements)
                                  Notes for
                                  this Due
                                  Period
--------------- ---------------- ---------------- ---------------- ---------------- ----------------
Nothing to report for this period.

7. Excess Spread/Early Redemption Event Trigger
   1) 3 Month Average Surplus Finance Charge Collections                            13.79%

   2) Is the 3 Month Average Surplus Finance Charge Collections
      greater than 0.00%                                                              Yes

                                      Page 10

   IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Report this 15th day of May, 2014.

                                CITIBANK, N.A.
                                As Managing Beneficiary of Citibank Credit
                                   Card Issuance Trust
                                   and
                                As Servicer of Citibank Credit Card
                                   Master Trust I

                                By:    /s/   Eric J Lundin
                                    ____________________________________
                                     Name:   Eric J Lundin
                                     Title:  Authorized Representative

                                      Page 11